Significant Accounting Judgments Estimates and Assessments - Additional Information (Details) - Embedded Leases $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Contract
Significant Accounting Judgments Estimates And Assessments [Line Items]
Number of supplier contracts | Contract		3
Lease liabilities | $	$ 9.2	$ 10.5